Earnings per share (“EPS”)	12 Months Ended
Dec. 31, 2025
Earnings per share (“EPS”)
Earnings per share (“EPS”)

22.   Earnings per share (“EPS”)

	December 31, 2025	December 31, 2024	December 31, 2023
Numerator
Profit attributable to holders of common shares	40,620	29,494	26,363
Denominator
Weighted average common shares for basic EPS	132,311,444	135,283,813	136,419,395
Earnings per share – basic	0.31	0.22	0.19
Numerator
Profit attributable to holders of common shares	40,620	29,494	26,363
Denominator
Weighted average common shares for diluted EPS	133,451,642	137,101,634	139,148,469
Earnings per share – diluted	0.30	0.22	0.19

22.1 Weighted average number of common shares

	December 31, 2025	December 31, 2024	December 31, 2023
Weighted average common shares	132,311,444	135,283,813	136,419,395
Effect of share-based compensation	1,140,198	1,817,821	2,729,074
Weighted average number of common shares	133,451,642	137,101,634	139,148,469